Long-Term Loans (Details)			1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($) shares	May 06, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	Apr. 16, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jun. 30, 2021	Dec. 31, 2021 USD ($)	Oct. 13, 2021 ₪ / shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-Term Loans (Details) [Line Items]
Existing investors total											$ 2,000,000
Advance received												$ 325,000
Future equity agreements, description									Pursuant to the applicable agreements, the SAFE automatically converts into Preferred Shares upon a future equity financing of at least $3,000 in which the Company sold such Preferred Shares. The number of Preferred Shares into which the SAFE would convert would be SAFE amount divided by the lower of (i) per-share price of the Preferred Share issued in the financing less a discount of 10%, and (ii) a per-share price obtained by dividing a valuation cap of $21,000 by the Company’s capitalization, on a fully diluted basis, immediately prior to the equity financing, excluding the SAFE, any other SAFEs and convertible loans (the “Company Capitalization” and the “Safe Price”, respectively); provided however, that in no event shall the conversion price be less than a per-share price obtained by dividing $19,500 by the Company Capitalization, unless the equity financing is made at a valuation which is lower than $19,500, in which event the SAFE will convert at the same per-share price as that determined in such equity financing. The number of shares that could be issued upon conversion SAFE is not limited.
Valuation capital amount									$ 600,000
Fair value adjustment									25,207,000
Debt Instrument fair value									$ 27,207,000
Borrowed working capital						$ 3,000,000
Interest rate	7.00%							11.50%
Principal amount percentage								3.00%
Additional loan amount				$ 1,000,000			$ 1,000,000
Warrant purchase (in Shares) | shares							20,591
Exercise price						$ 36,909
Exercised term year	7 years
Loan agreement, description									the Company raises more than $10,000 in an equity financing, the monthly repayment amount of the principal for 6 months will be reduced to 2% instead of 3%.
Proceeds received									$ 3,000,000
Fair value residual proceeds amount									$ 2,733,000
Borrowed additional funding	$ 1,500,000
Price per share (in New Shekels per share) | ₪ / shares										₪ 0.01
Capital, description									the Company does not consummate an equity capital raise reflecting a Company pre money valuation of at least $100,000 during the first 6 months following the agreement date, then, the Company shall grant Discount Capital an additional Warrant to purchase additional 1,200 Preferred A Shares at the par value of NIS 0.01 per share.
One-time fee									$ 200,000
Loans received		$ 21,000					$ 87,500
Loan payable years		5 years
Financial income					$ 109,000
Discount rate									20.00%
Preferred Shares [Member]
Long-Term Loans (Details) [Line Items]
Discount rate									20.00%
PPP loan [Member]
Long-Term Loans (Details) [Line Items]
Interest rate		1.00%
Initial Public Offering [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount									$ 21,000,000
Preference A Shares [Member]
Long-Term Loans (Details) [Line Items]
Discount capital purchase (in Shares) | shares	2,400
Loan Agreement [Member]
Long-Term Loans (Details) [Line Items]
Exercised term year						7 years
New Additional Loan [Member]
Long-Term Loans (Details) [Line Items]
Loan amount	$ 1,500,000
Financing Agreement [Member]
Long-Term Loans (Details) [Line Items]
Proceeds received									1,500,000
Fair value residual proceeds amount									895,000
SAFE [Member]
Long-Term Loans (Details) [Line Items]
Valuation capital amount									$ 600,000
Discount rate									20.00%
Business Combination Agreement [Member]
Long-Term Loans (Details) [Line Items]
Company signed SAFEs amount			$ 4,000,000
Aggregate amount			$ 75,000,000